Acquisitions (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2009 Value Financial Services Acquisition [Member] Store	Sep. 30, 2009 Value Financial Services Acquisition [Member] US [Member]
Information related to the acquisition
Pawn stores acquired		67
Consideration:
Cash	$ 48,200	$ 13,590
Equity instruments (4.1 million shares of Class A Non-voting stock at $15.92 per share)	1,000	64,609
Fair value of total consideration transferred		78,199
Capitalized acquisition costs		894
Cash acquired		(1,410)
Total purchase price	49,200	77,683
Assumed debt		30,385
Total acquisition costs		108,068
Current assets:
Pawn loans		17,886
Service charges and fees receivable		3,491
Inventory		16,265
Deferred tax asset		4,394
Prepaid expenses and other assets		1,438
Total current assets		43,474
Property and equipment		5,584
Deferred tax asset, non-current		690
Goodwill		61,877	61,877
Other assets		5,719
Total assets		117,344
Current liabilities:
Current maturities of long-term debt		(4,000)
Accounts payable and other accrued expenses		(8,404)
Customer layaway deposits		(872)
Total current liabilities		(13,276)
Long-term debt		(26,385)
Total liabilities		(39,661)
Net assets acquired		77,683
Goodwill recorded in U.S. Pawn segment		61,877	61,877
Goodwill deductible for tax purposes		0
Indefinite lived intangible assets acquired:
Trademark and trade names		4,870
Definite lived intangible assets acquired:
Favorable lease asset		644
Unaudited consolidated pro forma information of acquisition
Total revenues		634,693
Net revenues		380,020
Net income		$ 70,358